Investment Objectives and Goals	Aug. 31, 2024
Invesco Bloomberg Pricing Power ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Bloomberg Pricing Power ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Bloomberg Pricing Power Index (the “Underlying Index”).
Invesco BulletShares 2025 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2025 Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2025 Index (the “Underlying Index”).

Invesco BulletShares 2025 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2025 High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2025 Index (the “Underlying Index”).

Invesco BulletShares 2025 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2025 Municipal Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2025 Index (the “Underlying Index”).

Invesco BulletShares 2026 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2026 Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2026 Index (the “Underlying Index”).

Invesco BulletShares 2026 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2026 High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2026 Index (the “Underlying Index”).

Invesco BulletShares 2026 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2026 Municipal Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2026 Index (the “Underlying Index”).

Invesco BulletShares 2027 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2027 Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2027 Index (the “Underlying Index”).

Invesco BulletShares 2027 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2027 High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2027 Index (the “Underlying Index”).

Invesco BulletShares 2027 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2027 Municipal Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2027 Index (the “Underlying Index”).

Invesco BulletShares 2028 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2028 Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2028 Index (the “Underlying Index”).

Invesco BulletShares 2028 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2028 High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2028 Index (the “Underlying Index”).

Invesco BulletShares 2028 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2028 Municipal Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2028 Index (the “Underlying Index”).

Invesco BulletShares 2029 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2029 Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2029 Index (the “Underlying Index”).

Invesco BulletShares 2029 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2029 High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2029 Index (the “Underlying Index”).

Invesco BulletShares 2029 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2029 Municipal Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2029 Index (the “Underlying Index”).

Invesco BulletShares 2030 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2030 Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2030 Index (the “Underlying Index”).

Invesco BulletShares 2030 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2030 High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2030 Index (the “Underlying Index”).

Invesco BulletShares 2030 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2030 Municipal Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2030 Index (the “Underlying Index”).

Invesco BulletShares 2031 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2031 Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2031 Index (the “Underlying Index”).

Invesco BulletShares 2031 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2031 High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2031 Index (the “Underlying Index”).

Invesco BulletShares 2031 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2031 Municipal Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2031 Index (the “Underlying Index”).

Invesco BulletShares 2032 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2032 Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2032 Index (the “Underlying Index”).

Invesco BulletShares 2032 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2032 High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2032 Index (the “Underlying Index”).

Invesco BulletShares 2032 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2032 Municipal Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2032 Index (the “Underlying Index”).

Invesco BulletShares 2033 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2033 Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2033 Index (the “Underlying Index”).

Invesco BulletShares 2033 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2033 Municipal Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2033 Index (the “Underlying Index”).

Invesco BulletShares 2034 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2034 Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2034 Index (the “Underlying Index”).

Invesco International Developed Dynamic Multifactor ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco International Developed Dynamic Multifactor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the FTSE Developed ex US Invesco Dynamic Multifactor Index (the “Underlying Index”).

Invesco Investment Grade Defensive ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Investment Grade Defensive ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco Investment Grade Defensive Index (the “Underlying Index”).
Invesco RAFI(TM) Strategic US ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco RAFITM Strategic US ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco Strategic US Index (the “Underlying Index”).
Invesco Russell 1000(R) Dynamic Multifactor ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Russell 1000® Dynamic Multifactor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 1000® Invesco Dynamic Multifactor Index (the “Underlying Index”).

Invesco Russell 2000(R) Dynamic Multifactor ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Russell 2000® Dynamic Multifactor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 2000® Invesco Dynamic Multifactor Index (the “Underlying Index”).